DERIVATIVE ASSET	12 Months Ended
Dec. 31, 2020
DERIVATIVE ASSET
DERIVATIVE ASSET

8.    DERIVATIVE ASSET:

The table below provides a summary of the changes in fair value of the derivative asset measured on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31:

	December 31,
	2020	2019
Balance, beginning of period	$1,406,996	$2,420,998
Change in fair value of derivative asset included in earnings	(6,282,381)	(1,068,282)
Gain on extinguishment of derivative asset upon conversion	4,919,957	—
Foreign currency translation	(44,572)	54,280
Balance, end of period	$—	$1,406,996

The Embedded Conversion Features are separately measured at fair value, with changes in fair value recognized in current operations. The original values of the Embedded Conversion Features were recorded as a derivative asset with the offset as a debt premium to the Convertible Notes which is being amortized over the term of the Convertible Notes. During the year ended December 31, 2020, all outstanding convertible notes were converted into equity. The derivative asset was marked to market on the date of conversion and derecognized at conversion. The gain on extinguishment of derivative asset upon conversion is recorded as an offset within the loss on conversion of convertible notes payable on the consolidated statements of operations and comprehensive loss.